Segment reporting	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment reporting

14. Segment reporting

The Group’s long-lived assets and revenue are mainly located in and derived from the PRC. Starting in 2012, a small portion of the Group’s long-lived assets and revenue are located in and derived from the United States. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments in the PRC on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offered, customers and market and regulatory environment. The Group’s reportable operating segments are comprised of Henan Province, Shandong Province, Jiangsu Province, Sichuan Province, Anhui Province and Beijing, in the PRC; and the United States.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The “other” category relates to investment holdings, property management services, installation of intercom systems, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies”.

The Group’s chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment.

No single customer accounted for more than 10% of net sales for the six months ended June 30, 2015 and 2016.

Summary information by operating segment is as follows:

June 30, 2015	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$		US$	US$	US$

Total revenue	83,113,266	78,101,128	115,802,906	15,535,284	89,953,394	5,671,045	13,023,364	27,724,031	1,354	1,530,000	11,327,933	441,783,705
Total cost of revenue	(56,018,083)	(64,723,711)	(89,946,525)	(13,983,733)	(58,326,674)	(3,506,459)	(11,554,758)	(24,720,534)	-	(1,243,112)	(8,835,361)	(332,858,950)
Gross profit	27,095,183	13,377,417	25,856,381	1,551,551	31,626,720	2,164,586	1,468,606	3,003,497	1,354	286,888	2,492,572	108,924,755
Operating income (loss)	10,010,016	8,595,252	19,942,825	(150,980)	17,884,321	(1,301,112)	(83,874)	1,483,101	(3,979,779)	(2,268,540)	(4,647,250)	45,483,980
Total assets	1,018,085,122	506,748,344	653,384,890	210,874,155	435,069,337	127,333,437	87,647,900	152,236,524	15,665,061	90,468,027	230,709,035	3,528,221,832

June 30, 2016	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$		US$	US$	US$	US$

Total revenue	119,553,302	70,374,878	202,685,834	29,813,930	(1,386,005)	3,226,183	47,149,283	52,878,300	29,313,476	34,631,218	10,637,670	13,128,767	612,006,836
Total cost of revenue	(83,659,454)	(58,616,170)	(165,396,280)	(18,113,763)	(11,700,115)	(2,124,254)	(33,555,074)	(46,647,351)	(19,632,495)	(27,805,359)	(8,478,447)	(10,078,647)	(485,807,409)
Gross profit	35,893,848	11,758,708	37,289,554	11,700,167	(13,086,120)	1,101,929	13,594,209	6,230,949	9,680,981	6,825,859	2,159,223	3,050,120	126,199,427
Operating income (loss)	14,561,118	8,752,351	32,361,083	10,147,129	(26,215,331)	(678,037)	11,154,848	5,052,355	2,801,291	5,164,716	515,640	(9,224,349)	53,672,814
Total assets	1,280,769,729	341,341,744	579,948,282	228,230,266	363,653,591	105,150,545	157,933,901	104,433,782	27,670,527	157,696,610	214,905,849	202,621,534	3,764,356,360